S000107973 [Member] Investment Objectives and Goals - William Blair Emerging Markets Equity ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WILLIAM BLAIR EMERGING MARKETS EQUITY ETF SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	The William Blair Emerging Markets Equity ETF (the “Fund”) seeks long-term capital appreciation.